Consolidated Statements of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks:
Interest-bearing	$ 9,167,235	$ 13,563,234
Noninterest-bearing	8,237,847	7,040,574
Total cash and cash equivalents	17,405,082	20,603,808
Investments in certificates of deposit	3,631,000	12,689,000
Securities available-for-sale	67,966,957	48,435,771
Restricted equity securities	3,123,200	3,017,200
Loans receivable, net (less allowance for loan losses of $5,845,730 and $6,146,861)	311,377,863	334,460,567
Loans held for sale	1,657,813	332,178
Accrued interest receivable	1,622,767	1,754,292
Foreclosed real estate	1,749,986	4,586,399
Premises and equipment, net	11,604,202	11,498,583
Rental real estate	2,036,455	2,144,400
Title plant	475,704	671,704
Deferred taxes	1,351,639	2,151,594
Bank-owned life insurance (BOLI)	6,023,572	5,787,864
Prepaid FDIC assessment	954,947	1,353,121
Prepaid expenses and other assets	2,040,431	2,777,185
Total assets	433,021,618	452,263,666
LIABILITIES
Deposits	360,850,727	349,832,904
Borrowed funds	25,750,000	49,250,000
Advances from borrowers for taxes and insurance	2,069,176	1,828,430
Accrued expenses and other liabilities	2,254,233	2,177,042
Total liabilities	390,924,136	403,088,376
STOCKHOLDERS' EQUITY
Preferred stock, $.01 par value, authorized 3,000,000 shares; issued and outstanding 2011 - none; 2010 - 10,200 shares	0	10,137,381
Common stock, $.01 par value, authorized 15,500,000 shares; issued and outstanding 2011 - 1,357,073 shares; 2010 - 1,351,448 shares	13,557	13,502
Additional paid-in capital	18,167,895	18,066,437
Retained earnings, substantially restricted	23,017,789	21,047,295
Accumulated other comprehensive income (loss)	898,241	(89,325)
Total stockholders' equity	42,097,428	49,175,290
Total liabilities and stockholders' equity	$ 433,021,618	$ 452,263,666